Acquisitions and disposals (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about business combination [abstract]
Disclosure of Detailed Information about Deal Completion and Acquired Business
In the first half of 2024, the Group completed the following business acquisitions and disposals:

Deal completion date	Acquired/disposed business
1 February 2024	Acquired 91.88% of K18, a U.S. based premium hair care brand. The acquisition complements Unilever’s existing Beauty and Wellbeing portfolio, with a range of high-quality, hair care products.
1 June 2024	Sold Elida Beauty to Yellow Wood Partners LLC. Elida Beauty comprises more than 20 beauty and personal care brands, such as Q-Tips, Caress, Timotei and TIGI.